Significant Accounting Judgements, Estimates and Assumptions (Details) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Judgements, Estimates and Assumptions [Abstract]
Deferred tax assets		¥ 7,736,000